Long-Term Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Table summarizes our unit-based awards
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Outstanding at beginning of period	90,938	162,860
Granted	23,921	—
Forfeited	(2,427)	—
Vested	(10,483)	(20,308)
Outstanding at end of period	101,949	142,552
Fair value per unit	$13.36 to $21.40	$14.70 to $19.69